[Aetna Letterhead]
[Aetna logo]           151 Farmington Avenue     Janice McCune
                       Hartford, CT  06156       Contracts & Prospectuses, TS41
                                                 (860)273-9930
                                                 Fax: (860)273-3004

January 6, 1998

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street,  N. W.
Washington, DC  20549
Att: Filing Room

RE:   Aetna Life Insurance and Annuity Company and its Variable Annuity
      Account C
      Files Nos.: 33-91846* and 811-2513

Prospectus Title: Group Deferred Variable Annuity Contracts for use with
      Optional Retirement Programs (Section 403(b) and 401(a))

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the text of the Prospectus Supplement dated December 31, 1997 to the Prospectus dated May 1, 1997 as amended August 21, 1997 for the above referenced Registrant does not differ from that contained in Post-Effective Amendment No. 12 to the Registration Statement which was filed electronically October 30, 1997.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-9930.

Sincerely,
/s/ Janice McCune

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* Pursuant to Rule 429(a) under the Securities Act of 1933, the Registrant has included a combined prospectus under this Registration Statement which includes all information that would currently be required in a prospectus relating to the Securities covered by the following earlier Registration Statement: 33-75976.